Quarterly Holdings Report
for
Fidelity Freedom® Blend 2040 Fund
December 31, 2024
FBF-Y40-NPRT3-0325
1.9892474.106
Bond Funds - 13.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	2,270,547	21,933,485
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	184,310	1,358,368
Fidelity Series Corporate Bond Fund (b)	3,060,558	28,126,529
Fidelity Series Emerging Markets Debt Fund (b)	1,988,274	15,707,365
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	531,924	4,547,949
Fidelity Series Floating Rate High Income Fund (b)	333,323	2,999,910
Fidelity Series Government Bond Index Fund (b)	5,016,170	45,195,688
Fidelity Series High Income Fund (b)	1,927,965	16,599,778
Fidelity Series International Developed Markets Bond Index Fund (b)	7,824,327	67,915,161
Fidelity Series Investment Grade Bond Fund (b)	4,384,097	43,314,876
Fidelity Series Investment Grade Securitized Fund (b)	3,085,066	27,086,876
Fidelity Series Long-Term Treasury Bond Index Fund (b)	25,659,242	136,250,573
Fidelity Series Real Estate Income Fund (b)	305,248	2,997,534
TOTAL BOND FUNDS (Cost $453,430,056)		414,034,092

Domestic Equity Funds - 49.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	17,497,641	347,153,203
Fidelity Series Commodity Strategy Fund (b)	70,889	6,107,817
Fidelity Series Large Cap Growth Index Fund (b)	8,849,190	224,769,437
Fidelity Series Large Cap Stock Fund (b)	8,931,344	204,974,341
Fidelity Series Large Cap Value Index Fund (b)	26,239,453	427,965,481
Fidelity Series Small Cap Core Fund (b)	9,197,733	112,304,317
Fidelity Series Small Cap Opportunities Fund (b)	3,286,627	48,083,350
Fidelity Series Value Discovery Fund (b)	9,727,619	150,778,101
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,195,793,275)		1,522,136,047

International Equity Funds - 36.2%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	5,235,231	82,088,427
Fidelity Series Emerging Markets Fund (b)	8,028,358	69,686,146
Fidelity Series Emerging Markets Opportunities Fund (b)	15,349,850	281,209,251
Fidelity Series International Growth Fund (b)	10,659,824	185,800,738
Fidelity Series International Index Fund (b)	6,011,993	71,242,113
Fidelity Series International Small Cap Fund (b)	2,571,596	41,659,861
Fidelity Series International Value Fund (b)	15,687,025	186,989,336
Fidelity Series Overseas Fund (b)	13,838,611	185,990,934
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,047,339,262)		1,104,666,806

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/16/2025 (d)	4.56 to 4.58	40,000	39,933
US Treasury Bills 0% 1/2/2025 (d)	4.52 to 4.55	660,000	660,000
US Treasury Bills 0% 1/23/2025 (d)	4.55	2,270,000	2,264,379
US Treasury Bills 0% 1/30/2025 (d)	4.45	3,280,000	3,269,209
US Treasury Bills 0% 1/9/2025 (d)	4.58	440,000	439,640
US Treasury Bills 0% 2/6/2025 (d)	4.47	70,000	69,713
US Treasury Bills 0% 3/27/2025 (d)	4.28	860,000	851,593
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,592,635)			7,594,467

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $3,047,405)	4.36	3,046,796	3,047,405

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,707,202,633)	3,051,478,817
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,351,686
NET ASSETS - 100.0%	3,052,830,503

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	234	Mar 2025	26,529,750	(879,334)	(879,334)
ICE MSCI Emerging Markets Index Contracts (United States)	770	Mar 2025	41,341,300	(1,432,194)	(1,432,194)

TOTAL EQUITY CONTRACTS					(2,311,528)

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	762	Mar 2025	82,867,500	(772,677)	(772,677)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	132	Mar 2025	14,032,219	(54,836)	(54,836)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	247	Mar 2025	28,119,406	(700,618)	(700,618)

TOTAL INTEREST RATE CONTRACTS					(1,528,131)

TOTAL PURCHASED					(3,839,659)

Sold

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	194	Mar 2025	57,576,775	1,820,956	1,820,956

TOTAL FUTURES CONTRACTS					(2,018,703)
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,531,467.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,242,574	54,566,638	53,761,788	124,375	(19)	-	3,047,405	3,046,796	0.0%
Total	2,242,574	54,566,638	53,761,788	124,375	(19)	-	3,047,405	3,046,796

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,128,037	21,284,028	321,423	399,677	(1,327)	(155,830)	21,933,485	2,270,547
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,069,316	379,817	40,142	43,894	172	(50,795)	1,358,368	184,310
Fidelity Series Blue Chip Growth Fund	264,260,152	118,792,282	69,030,138	27,409,001	2,211,819	30,919,088	347,153,203	17,497,641
Fidelity Series Canada Fund	61,840,744	23,184,709	3,823,410	2,419,726	(43,981)	930,365	82,088,427	5,235,231
Fidelity Series Commodity Strategy Fund	15,502,544	7,438,137	15,899,580	641,955	(7,508,373)	6,575,089	6,107,817	70,889
Fidelity Series Corporate Bond Fund	18,010,627	12,907,748	2,520,196	752,445	(40,407)	(231,243)	28,126,529	3,060,558
Fidelity Series Emerging Markets Debt Fund	11,848,756	4,304,226	441,566	578,461	5,819	(9,870)	15,707,365	1,988,274
Fidelity Series Emerging Markets Debt Local Currency Fund	3,769,047	1,148,121	112,400	207,534	339	(257,158)	4,547,949	531,924
Fidelity Series Emerging Markets Fund	58,836,693	18,877,603	6,378,549	1,922,524	37,988	(1,687,589)	69,686,146	8,028,358
Fidelity Series Emerging Markets Opportunities Fund	236,492,544	74,972,917	33,238,603	5,688,199	278,882	2,703,511	281,209,251	15,349,850
Fidelity Series Floating Rate High Income Fund	2,243,507	848,344	80,285	176,496	(66)	(11,590)	2,999,910	333,323
Fidelity Series Government Bond Index Fund	26,478,008	22,488,874	3,154,587	875,877	(52,167)	(564,440)	45,195,688	5,016,170
Fidelity Series Government Money Market Fund	9,159	756,226	765,385	7,365	-	-	-	-
Fidelity Series High Income Fund	12,101,922	5,146,549	848,092	721,192	(3,842)	203,241	16,599,778	1,927,965
Fidelity Series International Developed Markets Bond Index Fund	21,181,294	48,625,557	918,464	1,598,598	(12,419)	(960,807)	67,915,161	7,824,327
Fidelity Series International Growth Fund	155,178,738	57,210,187	13,995,973	7,587,952	495,559	(13,087,773)	185,800,738	10,659,824
Fidelity Series International Index Fund	58,751,190	20,139,300	3,565,023	2,074,082	(37,067)	(4,046,287)	71,242,113	6,011,993
Fidelity Series International Small Cap Fund	34,582,957	14,051,678	3,498,068	3,939,122	(18,782)	(3,457,924)	41,659,861	2,571,596
Fidelity Series International Value Fund	155,915,541	54,564,884	11,759,538	8,316,913	(44,009)	(11,687,542)	186,989,336	15,687,025
Fidelity Series Investment Grade Bond Fund	26,648,991	20,900,296	3,688,412	1,107,143	(45,950)	(500,049)	43,314,876	4,384,097
Fidelity Series Investment Grade Securitized Fund	17,476,355	12,470,202	2,484,763	759,173	(25,034)	(349,884)	27,086,876	3,085,066
Fidelity Series Large Cap Growth Index Fund	167,465,226	59,831,940	37,888,247	1,243,786	1,321,313	34,039,205	224,769,437	8,849,190
Fidelity Series Large Cap Stock Fund	177,337,953	61,316,612	43,546,579	14,233,319	4,106,548	5,759,807	204,974,341	8,931,344
Fidelity Series Large Cap Value Index Fund	317,076,251	153,330,320	47,780,181	12,377,297	1,748,853	3,590,238	427,965,481	26,239,453
Fidelity Series Long-Term Treasury Bond Index Fund	123,020,303	40,780,148	18,843,251	3,368,396	(3,156,427)	(5,550,200)	136,250,573	25,659,242
Fidelity Series Overseas Fund	155,540,087	51,325,664	11,153,400	4,089,598	(29,235)	(9,692,182)	185,990,934	13,838,611
Fidelity Series Real Estate Income Fund	2,244,238	811,112	80,295	139,255	1,355	21,124	2,997,534	305,248
Fidelity Series Short-Term Credit Fund	290,629	(1)	289,153	334	6,201	(7,676)	-	-
Fidelity Series Small Cap Core Fund	3,203,140	116,420,435	9,966,868	1,143,500	345,830	2,301,780	112,304,317	9,197,733
Fidelity Series Small Cap Opportunities Fund	78,353,698	17,759,798	45,574,971	4,338,923	2,200,889	(4,656,064)	48,083,350	3,286,627
Fidelity Series Treasury Bill Index Fund	29,735	2,416,822	2,447,508	21,188	951	-	-	-
Fidelity Series Value Discovery Fund	117,034,120	58,221,558	21,032,239	5,841,446	592,291	(4,037,629)	150,778,101	9,727,619
	2,324,921,502	1,102,706,093	415,167,289	114,024,371	2,335,723	26,040,916	3,040,836,945	217,754,035

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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